Fair Value Measurements (Details 2) - Employee Stock Option [Member]	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Class of Stock [Line Items]
Expected dividend yield	0.00%	0.00%
Expected volatility	73.39%	233.00%
Risk-free interest	0.51%	0.75%
Expected life	3 months 4 days	1 year 3 months 4 days